Customers and Other Financing and Non-Financing Accounts Receivable	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Customers and Other Financing and Non-Financing Accounts Receivable	CUSTOMERS AND OTHER FINANCING AND NON-FINANCING ACCOUNTS RECEIVABLE
As of December 31, 2025 and 2024, accounts receivable and other receivables were as follows:
A.    Customers

	2025		2024
Domestic customers	Ps.	90,666,378	Ps.	86,225,287
Export customers	21,328,100		40,507,888
Total customers, net	Ps.	111,994,478	Ps.	126,733,175
Customers and other accounts receivable, net are presented separately in the statement of financial position to conform the financial position more clearly.
The following table shows a breakdown of accounts receivable based on their credit history at December 31, 2025 and 2024, as well as the relation between the breakdown and the impaired amount:

	Domestic customers
	2025		2024
Current	Ps.	89,172,793	Ps.	84,445,056
1 to 30 days	548,374		437,409
31 to 60 days	114,307		219,618
61 to 90 days	9,679		164,720
More than 90 days	12,428,293		9,117,181
Total	102,273,446		94,383,984
Impaired (reserved)	(11,607,068)		(8,158,697)
Total domestic customers, net	Ps.	90,666,378	Ps.	86,225,287

	Export customers
	2025		2024
Current	Ps.	21,088,823	Ps.	33,799,362
1 to 30 days	8,237		5,673,672
31 to 60 days	130		259,797
61 to 90 days	118		56,352
More than 90 days	25,952,371		16,956,672
Total	47,049,679		56,745,855
Impaired (reserved)	(25,721,579)		(16,237,967)
Total export customers, net	Ps.	21,328,100	Ps.	40,507,888
As of December 31, 2025 and 2024, PEMEX has exposure to credit risk related to accounts receivable, see contractual payment terms in Note 7.
Additionally, the reconciliation for impaired accounts receivable is as follows:

	Domestic customers
	2025		2024		2023
Balance at the beginning of the year	Ps.	(8,158,697)	Ps.	(8,752,400)	Ps.	(5,637,756)
Impairment of accounts receivable	(3,448,371)		593,703		(3,114,644)
Balance at the end of the year	Ps.	(11,607,068)	Ps.	(8,158,697)	Ps.	(8,752,400)

	Export customers
	2025		2024		2023
Balance at the beginning of the year	Ps.	(16,237,967)	Ps.	(167,546)	Ps.	(190,779)
(Increase) cancellation (1)	(9,504,395)		(16,032,261)		1,320
Translation effects	20,783		(38,160)		21,913
Balance at the end of the year	Ps.	(25,721,579)	Ps.	(16,237,967)	Ps.	(167,546)
(1) The impairment of export customers recognized in 2025 and 2024 was mainly in uncollectible export accounts due to the lack of a reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, among others, the fact that the debtor does not suggest a payment plan.

Methodology to determine the estimation of the impairment of the accounts receivable
PEMEX uses a simplified approach in determining the impairment of accounts receivable. Under this approach, a risk analysis is assigned to each customer level, based on historical data used to predict the loss risk, applying a experienced credit judgment. Credit risk rating is defined using qualitative and quantitative factors that are indicative of the risk of default. Exposures within each credit risk rate are segmented by commercial business lines, so the expected credit loss rate is calculated for each segment based on actual credit loss experienced over the past three years. Additionally, PEMEX considers qualitative factors in determining the expected credit loss.
As of December 31, 2025, the expected percentage of credit loss for accounts receivable was: 7.40% for Industrial Processes and Energy Transformation activities, 8.18% for Corporate activities, 27.50% for Logistics activities, 0.15% for PMI CIM and 0.07% for PMI TRD. Following the dissolution of the subsidiary entities on March 19, 2025, the Logistics and Corporate activities are included within the Other Operating Subsidiary Companies segment (see Note 6); however, expected credit loss rates continue to be determined separately for these business lines. As of December 31, 2024, the expected percentage of credit loss for accounts receivable for each Subsidiary Entity and Subsidiary Company was: 4.69% for Pemex Industrial Transformation, 4.94% for Pemex Corporate, 1.64% for Pemex Logistics, 0.13% for PMI CIM and 0.47% for PMI TRD.
The amount of (impairment) of domestic and export customers recognized in the statement of comprehensive income for 2025, 2024 and 2023 was Ps. (12,931,983), Ps. (15,438,558) and Ps. (3,113,324), respectively.

B.    Other financing and non-financing receivables

	2025		2024
Other financing receivables:
Sundry debtors (1)	Ps.	18,378,494	Ps.	26,789,620
Employees and officers	5,342,168		5,541,324
Total other financing receivables	Ps.	23,720,662	Ps.	32,330,944
Other non-financing receivables:
Taxes to be recovered and prepaid taxes	Ps.	46,811,990	Ps.	63,432,179
Special Tax on Production and Services	12,951,835		6,135,511
Other accounts receivable	4,706,004		4,965,223
Total other non-financing receivables	Ps.	64,469,829	Ps.	74,532,913
(1)Includes Ps. (5,466,747) and Ps. (788,453) of impairment, as of December 31, 2025 and 2024, respectively.